Stock Options and Restricted Share Units - Schedule of Stock Options Issued and Outstanding (Details)	12 Months Ended
	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
Stock Options and Restricted Share Units - Schedule of Stock Options Issued and Outstanding (Details) [Line Items]
Exercise Price (CAD$) (in Dollars per share) | $ / shares	$ 5.09	$ 5.11	$ 5.28
Weighted Average Remaining Contractual Life (years)	1 year 9 months 10 days	2 years 10 months 2 days	4 years 11 months 15 days
Number of Options Outstanding	692,170	1,191,834	2,345,165
Number of Options Vested (exercisable)	692,170	1,191,834	2,345,165
Number of Options Unvested
February 14, 2025 [Member]
Stock Options and Restricted Share Units - Schedule of Stock Options Issued and Outstanding (Details) [Line Items]
Exercise Price (CAD$) (in Dollars per share) | $ / shares	$ 2.88	$ 2.88	$ 2.88
Weighted Average Remaining Contractual Life (years)	1 year 1 month 17 days	2 years 1 month 17 days	3 years 1 month 17 days
Number of Options Outstanding	258,334	408,334	575,000
Number of Options Vested (exercisable)	258,334	408,334	575,000
Number of Options Unvested
January 5, 2026 [Member]
Stock Options and Restricted Share Units - Schedule of Stock Options Issued and Outstanding (Details) [Line Items]
Exercise Price (CAD$) (in Dollars per share) | $ / shares	$ 3.75	$ 3.75	$ 3.75
Weighted Average Remaining Contractual Life (years)	2 years 7 days	3 years 7 days	4 years 7 days
Number of Options Outstanding	183,498	258,498	525,164
Number of Options Vested (exercisable)	183,498	258,498	525,164
Number of Options Unvested
February 24, 2026 [Member]
Stock Options and Restricted Share Units - Schedule of Stock Options Issued and Outstanding (Details) [Line Items]
Exercise Price (CAD$) (in Dollars per share) | $ / shares	$ 13.92	$ 13.92	$ 13.92
Weighted Average Remaining Contractual Life (years)	2 years 1 month 24 days	3 years 1 month 28 days	4 years 1 month 24 days
Number of Options Outstanding	50,000	50,000	50,000
Number of Options Vested (exercisable)	50,000	50,000	50,000
Number of Options Unvested
March 25, 2026 [Member]
Stock Options and Restricted Share Units - Schedule of Stock Options Issued and Outstanding (Details) [Line Items]
Exercise Price (CAD$) (in Dollars per share) | $ / shares	$ 7.47	$ 7.47	$ 7.47
Weighted Average Remaining Contractual Life (years)	2 years 2 months 23 days	3 years 2 months 23 days	4 years 2 months 23 days
Number of Options Outstanding	116,668	233,334	525,000
Number of Options Vested (exercisable)	116,668	233,334	525,000
Number of Options Unvested
May 17, 2026 [Member]
Stock Options and Restricted Share Units - Schedule of Stock Options Issued and Outstanding (Details) [Line Items]
Exercise Price (CAD$) (in Dollars per share) | $ / shares	$ 7.35	$ 7.35	$ 7.35
Weighted Average Remaining Contractual Life (years)	2 years 4 months 17 days	3 years 4 months 17 days	4 years 4 months 17 days
Number of Options Outstanding	55,001	155,000	421,667
Number of Options Vested (exercisable)	55,001	155,000	421,667
Number of Options Unvested
June 22, 2026 [Member]
Stock Options and Restricted Share Units - Schedule of Stock Options Issued and Outstanding (Details) [Line Items]
Exercise Price (CAD$) (in Dollars per share) | $ / shares	$ 4.2	$ 4.2	$ 4.2
Weighted Average Remaining Contractual Life (years)	2 years 5 months 23 days	3 years 5 months 23 days	4 years 5 months 23 days
Number of Options Outstanding	28,669	86,668	248,334
Number of Options Vested (exercisable)	28,669	86,668	248,334
Number of Options Unvested